Revenue	12 Months Ended
Dec. 31, 2023
Revenue.
Revenue

6.Revenue

The Group’s revenue accrues from providing telecommunication support services. The Group provides infrastructure sharing and leasing known as colocation (which includes colocation rental revenue and colocation services) and to a limited extent, managed services.

	2023	2022	2021
	$’000	$'000	$'000

Lease component	1,736,864	1,534,415	1,233,816
Services component	388,675	426,884	345,914
	2,125,539	1,961,299	1,579,730

The following table shows unsatisfied performance obligations which represents the services component of future minimum receipts expected from customers under non-cancellable agreements in effect at December 31, as follows:

	2023	2022	2021
	$’000	$'000	$'000

Within one year	302,046	418,137	351,071
1-2 years	271,463	386,416	309,861
2-3 years	214,028	309,326	255,791
3-4 years	203,051	288,244	211,615
4-5 years	184,186	276,816	190,018
After 5 years	704,110	1,149,649	858,912
	1,878,884	2,828,588	2,177,268

The Group leases space on its towers under leases over periods ranging between 5 and 20 years.

The lease component of future minimum receipts expected from tenants under non-cancellable agreements in effect at December 31, were as follows:

	2023	2022	2021
	$’000	$'000	$'000

Within one year	1,597,832	1,589,439	1,284,692
1-2 years	1,311,962	1,478,221	1,177,665
2-3 years	1,236,565	1,194,924	1,083,942
3-4 years	1,197,965	1,136,303	847,224
4-5 years	1,129,060	1,098,901	749,839
After 5 years	3,980,847	4,008,713	2,703,888
	10,454,231	10,506,501	7,847,250

Certain customer contracts allow for the cancellation of a proportion of sites during the contract term without payment of termination penalties. The minimum service and lease revenue in the tables above assumes that each customer will fully utilize this Churn available to them under the contract. Where rentals are denominated in US Dollar, which is not the functional currency of the subsidiary, they have been included in the above table at the exchange rate at the end of the reporting period.